Contingencies - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions				1 Months Ended				12 Months Ended
	Nov. 19, 2018 Individuals Entity	Dec. 11, 2017 MXN ($)	Dec. 11, 2017 USD ($)	Sep. 30, 2018	Jun. 30, 2012 MXN ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2010 USD ($)	Dec. 31, 2018 MXN ($) T	Dec. 31, 2018 USD ($) T	Dec. 31, 2012 MXN ($) Employees	Dec. 31, 2012 USD ($) Employees	Dec. 31, 2011 Employees	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016 MXN ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 EUR (€)
Disclosure of Commitments and Contingencies [Line Items]
Fine payable by S.L.U.																$ 138	$ 7.0	€ 6
Development levy on clay								$ 354					$ 18.0
Number of former employees | Employees										25	25	25
Amount of damages and interest identified										$ 1,513	$ 77.0
Damages sought value					$ 1,454	$ 74.0
Euro [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates								22.5169					22.5169	23.5866	21.7945
Pounds [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates								25.0557					25.0557	26.5361	25.5361
Colombian Peso [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates								0.0060					0.0060	0.0066	0.0069
United Kingdom [member]
Disclosure of Commitments and Contingencies [Line Items]
Accrued environmental remediation liabilities								$ 3,282					$ 167.0
United States [member]
Disclosure of Commitments and Contingencies [Line Items]
Accrued environmental remediation liabilities								$ 648					$ 33.0
Parent [member] | Polish Zloty [Member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates								3.75					3.75
Parent [member] | Euro [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates								0.87					0.87
Parent [member] | Pounds [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates								0.78					0.78
Parent [member] | Colombian Peso [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates								3,250					3,250
Parent [member] | Israelite Shekel [Member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates								3.75					3.75
Superintendencia de Industria y Comercio [member]
Disclosure of Commitments and Contingencies [Line Items]
Fine imposed		$ 491	$ 25.0
CEMEX Polska [Member]
Disclosure of Commitments and Contingencies [Line Items]
Fine imposed								$ 609	$ 31.0
Reduction of Fine Imposed								354	18.0
APO Land & Quarry Corporation [member]
Disclosure of Commitments and Contingencies [Line Items]
Mibority interest percentage				40.00%
Number of individuals filed lawsuit	40
Number of entities | Entity	1
Number of individuals affected by landslide	8,000
Loss contingency								1,611	82.0
APO Land & Quarry Corporation [member] | Rehabilitation fund [member]
Disclosure of Commitments and Contingencies [Line Items]
Loss contingency								$ 197	$ 10.0
Environmental Authority [member]
Disclosure of Commitments and Contingencies [Line Items]
Penality imposed | $							$ 0.4
Top of range [member]
Disclosure of Commitments and Contingencies [Line Items]
Incrementing production up on environmental permit needs modifications | T								950,000	950,000
Top of range [member] | United Kingdom [member]
Disclosure of Commitments and Contingencies [Line Items]
Environmental expenditure assessment and quantification period from the date of closure, maximum								60 years	60 years